PROPERTY AND EQUIPMENT - Summary of Property and Plant Equipment (Parenthetical) (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Branded Online Inc dba Nogin [Member]
Depreciation on property plant and equipment	$ 304	$ 210	$ 476	$ 324	$ 76